Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
33.	Subsequent events
Acquisition of CECONOMY AG
On September 1, 2025, the Group, through its wholly-owned indirect subsidiary JINGDONG Holding Germany GmbH, published the Offer Document for its voluntary public takeover offer to all shareholders of CECONOMY AG (“CECONOMY”) (XETRA: CEC), the parent company of leading European consumer electronics retailers MediaMarkt and Saturn, to acquire all issued and outstanding bearer shares in CECONOMY (“CECONOMY shares”) for a cash consideration of EUR 4.60 per share.
The Group has
successfully secured
59.8%
of CECONOMY shares after the end of the additional acceptance period for a consideration of EUR
1,335
million. This results in a total shareholding of
85.2
% in CECONOMY in combination with the retained stake of the Group’s future partner Convergenta Invest GmbH and related shareholders.
As of the reporting date, the closing of the transaction remains subject to customary regulatory clearances. Upon the closing of the transaction, the Group expects to consolidate the financial results of CECONOMY into its consolidated financial statements.
Voluntary Delisting of Deppon
On January 13, 2026, Deppon Logistics Co., Ltd. (“Deppon”) (stock code: 603056), a consolidated subsidiary of JD Logistics, announced a voluntary delisting from the Shanghai Stock Exchange. In conjunction with the delisting, JD Logistics provided a cash option to Deppon’s minority shareholders, at a price of RMB

19.0
per share and a total consideration of RMB
3.8
 billion (US$
0.5
billion). The Boards of Deppon and JD Logistics have approved the
t
ransaction on January 13, 2026 and the shareholders of Deppon ha ve
approved the transaction on January 29, 2026. On February 13, 2026, a total of
197,259,820
Deppon
s
hares which represent
19.5
% of the total Deppon shares have submitted valid applications for the cash option. Upon the completion of the cash option in February 2026,
the Group held approximately
99.7
% of the total Deppon shares. The delisting of Deppon was approved by the Shanghai Stock Exchange in March 2026. The Deppon shares were delisted from the Shanghai Stock Exchange on March 31, 2026.
Dividends
In March 2026, the Company declared an annual cash dividend for the year ended December 31, 2025 of US$0.50 per ordinary share, or US$1.00 per ADS, for an aggregate amount of approximately US$1.4 billion based on the number of shares on record date.
Offering of unsecured senior notes
On April 10, 2026, the Company completed its offering of RMB7,500 million 2.05% notes due 2031 and RMB2,500 million 2.75% notes due 2036 in reliance on Regulation S under the United States Securities Act of 1933, as amended. The proceeds have been received in full and was partially used to repay certain existing borrowings and related interest.